Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.19%	3.57%
Expected return on assets	6.87%	7.13%
Rate of compensation increase	4.00%	3.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.25%	3.60%
Expected return on assets	6.51%	6.52%
Health care cost trend rate
Before Age 65	6.25%	6.25%
Age 65 and after	6.25%	6.25%
Assumed Ultimate Medical Inflation Rate	4.75%	4.75%
Year in which Ultimate Rate is reached	2031	2024